Related Parties - Additional Information (Details) € in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of Transactions Between Related Parties [Line Items]
Lease termination notice period					30 days	30 days	30 days	30 days	30 days
Share-based payment expenses | $	$ 10,164		$ 290		$ 3,203		$ 753
Non-executive Directors
Disclosure of Transactions Between Related Parties [Line Items]
Cash remuneration received		€ 166		€ 39		€ 61		€ 26	€ 0
Share-based payment expenses		€ 241		€ 11		€ 62		€ 13	€ 0